Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions	Related Party TransactionsOur equity method investees are considered related parties. Hydraulic fracturing and other services are provided to us in the ordinary course of business by our equity affiliate FTSI. As well operators, we are reimbursed by other working interest owners through the joint interest billing process for their proportionate share of these costs. For the years ended December 31, 2019, 2018 and 2017, our expenditures for hydraulic fracturing services with FTSI were nominal, $93 million and $111 million, respectively.